Related party disclosures	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Related party disclosures	Related party disclosures
There is no single investor who has the ability to control the Board of Directors or the vote on shareholder resolutions.
As of December 31, 2023 and 2024, B. Riley Asset Management LLC and Lynrock Lake owned 10% or more of the share capital of the Company. On April 12, 2023, 272 Capital Fund LP, an entity managed by B. Riley Asset Management LLC (“BRAM”) and affiliated with Wes Cummins, a director of the Company and the President of BRAM (which relationship terminated at the end of 2024), purchased 1,310,221 ADSs in the offering. Lynrock Lake also purchased 3,930,663 ADSs. On September 26, 2023, 272 Capital Fund LP purchased 2,120,141 ADSs.
In August 2019, the Company completed the sale of a $5.0 million convertible note, to an affiliate of Nokomis Capital, L.L.C., a beneficial owner of 9.9% of the share capital of the Company at that time. Wesley Cummins, a former (as of February 2020) representative of Nokomis Capital, L.L.C., became a board observer in November 2017, and on June 29, 2018, the shareholders approved Mr. Cummins' nomination to the board of directors. Since February 2020, Nokomis no longer has representation on the board of directors and as of December 31, 2022 has declared itself to be no longer an owner of any shares of the Company.
Effective March 20, 2020, the convertible notes issued in August 2019 were amended to grant the Company two options to extend the term of the note (See Note 17.1.).
In August 2022, the Company elected to exercise the option to extend the maturity of the August 2019 note to August 2023, and in August 2023, the Company exercised the option to further extend the maturity to April 2024.
On April 9, 2021, the Company completed the sale of a $40.0 million convertible note with Lynrock Lake Master Fund LP. As of December 31, 2023, the principal amount and accrued interest of the convertible note amounts to $45.4 million. The note was fully repaid in October 2024.
At the annual shareholders meeting on June 24, 2022, the shareholders approved the nomination of Dr. Sailesh Chittipeddi, Executive Vice President and Head of IoT and Infrastructure business unit of Renesas Electronics Corporation ("Renesas") to the Board of Directors. As of December 31, 2024, Renesas owned 3.14% of the share capital of the Company (3.20% and 4.08% as of December 31, 2023 and 2022, respectively). On November 8, 2023, in connection with contemplated acquisition of the Company by Renesas that was in process at the time (subsequently terminated in February 2024), the Company entered into a Security Purchase Agreement with Renesas Electronics America ("Renesas America") whereby Renesas America agreed to the issuance of an unsecured subordinated note in an aggregate principal amount of $6.0 million. On December 27, 2023 and on February 12, 2024, Renesas America agreed to issue two new unsecured subordinated notes for a total amount of $12.0 million. In October 2024, the Company repaid the loans with accrued paid-in-kind interest for an amount of $19.3 million.
On August 4, 2023, the Company entered into a Memorandum of Understanding with Renesas providing that Renesas and the Company engaged in a series of transactions pursuant to which Renesas would seek to acquire (through an affiliate) all of the issued and outstanding ordinary shares of the Company. On February 22, 2024, Renesas notified the Company that Renesas was terminating the Memorandum of Understanding due its receipt of an adverse Japanese tax ruling on February 15, 2024 from the National Tax Agency of Japan. Obtaining a favorable Japanese tax ruling had been one of the closing conditions for the transaction.
On March 19, 2024, Dr. Sailesh Chittipeddi resigned from the Company's Board of Directors.
As of December 31, 2025, Mr. Daniel Asher is the beneficial owner of over 10% of the Company's capital via his voting and dispositive control over DBA Trading, LLC and AFO Blackberry, LLC, the managing member of AFOB FIP MS, LLC ("AFOB"). DBA Trading, LLC holds 138,781,100 ordinary shares represented by 1,387,811 ADSs. AFOB holds 51,344,400 ordinary shares represented by 513,444 ADSs.
In July 2025, AFOB participated in the private placement of equity and convertible debt issued by the Company. AFOB purchased 714,285 ADS at the current ratio, representing 71,428,500 ordinary shares, for $10 million. At the time, this represented 4.6% of the outstanding capital of the Company. AFOB also purchased $10.0 million of the convertible debt, with a conversion price of $21.00 per ADS at the current ratio. In October 2025, half of the outstanding amount of the debt was redeemed, followed by further redemptions in February, March and April 2026. As of April 23, 2026, $2.3 million of the debt remains outstanding.
In connection with the investments in equity and convertible debt, AFOB received 2025 warrants to purchase an additional 214,285 ADS at the current ratio, representing 21,428,500 ordinary shares, for $14.00 per ADS at the current ratio. All the 2025 warrants expired unexercised on December 31, 2025.
No other transactions have been entered into with these or any other related parties in 2023, 2024 and 2025, other than normal compensation (including share based payment arrangements) for and reimbursement of expenses incurred in their roles as Directors or employees of the Company.
Compensation of key management personnel

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Fixed and variable wages, social charges and benefits expensed in the year	$2,689	$5,105	$6,084
Share-based payment expense for the year	4,144	2,763	2,161
Board members fees to non-executive members	199	214	177
Total compensation expense for key management personnel	$7,032	$8,082	$8,422
Key management personnel comprises the chief executive officer and all executive vice presidents reporting directly to him.
The employment agreement with the chief executive officer calls for the payment of a termination indemnity of an amount equal to eighteen months of his gross annual base remuneration and 150% of bonus in the event of his dismissal without cause by the Board of Directors of the Company, as well as vesting of the ordinary shares that would have been vested during the twelve months following the end of his term. In the event of a change of control, he would be entitled to all the unvested share awards at the date of the change of control.
On July 25, 2023, the board of directors approved a special transaction bonus to Dr. Karam in the amount of €1,000,000 conditional upon the closing the proposed acquisition of the Company by Renesas. The transaction bonus was never paid due to the termination of the proposed transaction by Renesas in February 2024. In addition, on August 15, 2023, the board of directors approved the payment by the Company of legal fees incurred by Dr. Karam in the connection with the negotiation with Renesas of the conditions of his retention as Chief Executive Officer of the Company upon change of control. A total amount of $50,401 in such legal fees were paid during 2023. In October 2024, the board of directors approved a special transaction bonus to Dr. Karam in the amount of €2,000,000 conditional upon closing of the strategic transaction with Qualcomm described in Note 4.
For the year ended December 31, 2025, the Company estimates that approximately $12,000 of the amounts set aside or accrued to provide pension, retirement or similar benefits to our employees was attributable to our executive officers.
Directors’ interests in an employee share incentive plan
The Company granted warrants to certain members of the Board of Directors during the years ended December 31, 2023, 2024 and 2025:
- On June 27, 2023, the shareholders authorized the Board of Directors to grant to Mrs Marced Martin and each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Slonimsky and Cummins warrants to purchase 180,000 ordinary shares. On June 27, 2023, the Board used this authorization to make such grants with an exercise price of $0.54 per ordinary share.
- On June 28, 2024, the shareholders authorized the Board of Directors to grant to Mrs Marced Martin and each of Messrs. de Pesquidoux, Maitre, Nottenburg, Pitteloud, Slonimsky and Cummins warrants to purchase 360,000 ordinary shares. On July 1, 2024, the Board used this authorization to make such grants with an exercise price of $0.13 per ordinary share.
- On June 30, 2025, the shareholders authorized the Board of Directors to grant to Mrs Marced Martin and each of Messrs. Cohenour, Cummins, de Pesquidoux, Maitre, Nottenburg, and Slonimsky warrants to purchase 360,000 ordinary shares. On June 30, 2025, the Board used this authorization to make such grants with an exercise price of $0.15 per ordinary share.
The board members were required to subscribe to the warrants at a price of €0.00001 per warrant for the warrants granted in 2023, 2024 and 2025.
Share-based payment expense incurred in connection with these transactions amounted to $135,000 in the year ended December 31, 2025 (2024: $238,000; 2023: $292,000).